UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4375

Name of Fund: Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Pennsylvania
      Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/03

Date of reporting period: 08/01/02 - 1/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
January 31, 2003

Merrill Lynch
Pennsylvania
Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

DEAR SHAREHOLDER

The Municipal Market Environment

During the six-month period ended January 31, 2003, long-term fixed income interest rates continued to move lower. As they had in 2002, declining U.S. equity markets and escalating worldwide political tensions easily overshadowed the incipient U.S. economic recovery, allowing bond yields to fall to recent historical lows. Economic releases, such as national employment and purchasing manager surveys, were generally weak early in the period. Additionally, at its August 2002 meeting, the Federal Reserve Board indicated that concerns about future economic weakness outweighed those of rising inflation. This signaled that the Federal Reserve Board was more likely to continue to lower short-term interest rates to boost economic activity rather than to raise them to reduce inflationary pressures. These factors combined to generate a very favorable fixed income environment during August and September 2002. The dramatic decline in equity values in late August and September triggered a significant fixed income rally as investors sought the safe-haven status of U.S. Treasury issues. By the end of September, U.S. Treasury bond yields had fallen to 4.65%.

Bolstered by an unexpected decline in the national unemployment rate to 5.6% in early October, U.S. equity markets staged a strong rally throughout much of the month. The Standard & Poor's 500 (S&P 500) Index rose over 8% for October, triggered by stronger-than-expected earnings reports from a large number of companies, such as General Electric Company, International Business Machines Corporation and Microsoft Corporation. As they have throughout most of the period, bond prices traded in an inverse relationship to equity prices. Consequently, as stocks rallied, bond yields rose in October, despite generally weak economic releases. During October, the U.S. housing sector remained quite robust, but retail sales and industrial production slowed. Fixed income bond yields remained under pressure in November as U.S. equity markets continued to strengthen. During November, the S&P 500 Index rose an additional 5.5%. Equity prices were supported by further signs of U.S. economic recovery, especially improving labor market activity. By the end of November, third quarter gross domestic product growth was 4%. Financial conditions were also strengthened by a larger-than-expected reduction in short-term interest rates by the Federal Reserve Board in early November. The Federal Funds target rate was lowered 50 basis points (.50%) to 1.25%, its lowest level since the 1960s. Recent action by the Federal Reserve Board was largely viewed as being taken to bolster the sputtering U.S. economic recovery. Rebounding U.S. equity markets and the prospects for a more substantial U.S. economic recovery pushed long-term U.S. Treasury yield levels to 5.10% by late November.

In December 2002 and January 2003, softer equity prices and renewed investor concerns about potential military action against Iraq and nuclear tensions in North Korea again pushed bond prices higher. The S&P 500 Index declined more than 5% in December on disappointing earnings reports and anticipated weak holiday retail sales. During January, the S&P 500 Index declined an additional 2.5% as businesses tried to scale back analysts' expectations of future earnings. In early 2003, investors again sought the safety of U.S. Treasury securities. U.S. Treasury bond yields declined more than 25 basis points in December and January to end the period at approximately 4.85%. Over the last six months, U.S. Treasury bond yields fell more than 45 basis points.

For the six-month period ended January 31, 2003, tax-exempt bond prices also generally rose. In recent months, municipal bond yields have declined in response to the positive fixed income environment engendered by falling equity valuations. Price advances in tax-exempt issues have not been able to keep pace with U.S. Treasury bond price improvement as municipal bonds cannot offer foreign investors the safe-haven status U.S. Treasury obligations enjoy in periods of economic and political instability. Additionally, tax-exempt bond issuance increased dramatically in the last half of 2002, removing some of the positive technical support the municipal bond market enjoyed earlier in 2002. At

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

the end of January 2003, long-term municipal bond yields, as measured by the Bond Buyer Revenue Bond Index, stood at 5.34%, a decline of approximately 15 basis points during the last six months.

Investor demand for tax-exempt products remained positive throughout the period. In addition to the approximately $75 billion investors received from June to August 2002 from bond maturities, coupon income and proceeds from early redemptions, investors also received approximately $30 billion from these sources in January 2003. The Investment Company Institute reported that in 2002 municipal bond funds net cash flows were very positive at more than $16 billion, an increase of over 40% compared to 2001. However, these positive demand factors have not been able to offset the increase in tax-exempt new-issue supply that has resulted in the underperformance seen in recent months. This price underperformance served to make municipal bonds a particularly attractive purchase relative to their taxable counterparts. Throughout most of the yield curve, municipal bonds have been available for purchase at yields near or exceeding those of comparable U.S. Treasury issues. Compared to their recent historical averages of 82% - 88% of U.S. Treasury yields, municipal bond yield ratios in their current 95% - 105% range are likely to prove attractive to long-term investors.

Continued uncertainty regarding the pace of the current U.S. economic recovery as well as the resolution of the U.N./Iraq confrontation are likely to keep interest rates near their present levels for the immediate future. Equity market declines over the past three years have helped push interest rates lower than economic fundamentals alone would support. When U.S. business conditions improve and equity markets stabilize, any associated interest rate increases should not be extreme. Inflationary pressures are negligible and any move by the Federal Reserve Board to raise short-term interest rates is unlikely before late 2003. As equity valuations are likely to only gradually improve, the U.S. economic recovery is also likely to be a moderate process. This suggests that the pace of any interest rate increases will also be gradual. As the municipal bond market's strong technical position can be expected to remain supportive in the coming months, future tax-exempt interest rate increases should be more restrained than their taxable counterparts.

Specific to Pennsylvania, for fiscal 2002 the Commonwealth of Pennsylvania enacted budget cuts of $310 million after the budget was passed, ending the year with a General Fund balance of $143 million. In fiscal 2003, the commonwealth is estimating an ending General Fund balance of $7 million. Strategies to reduce the fiscal 2003 budget gap included the implementation of a spending freeze and use of the Rainy Day Fund. The commonwealth increased taxes and fees by approximately $1 billion, making it one of the most aggressive states in raising revenue. The commonwealth's Budget Stabilization Fund, which is kept separate from the General Fund, is projected to end fiscal 2003 at $311 million. For fiscal 2004, the governor's office is publicly disclosing an estimated budget deficit ranging from $500 million to as much as $2 billion. Recent unemployment figures reveal continued weakness in the state's labor market, particularly in the manufacturing sector, as 83,500 manufacturing jobs have been lost over the last two years. However, the commonwealth's employment picture has fared favorably when compared to the rest of the region. Sound financial management and forecasting has enabled the state to minimize its drawing down on reserves and to maintain the Rainy Day Fund. However, similar to most of the nation, the fiscal 2004 budget is likely to experience strain, given the weak economic backdrop and declining revenues.

Portfolio Strategy

During the six-month period ended January 31, 2003, our investment strategy was to enhance shareholder income and to moderate the Fund's net asset value volatility. Consequently, we focused our strategy on the acquisition of higher-couponed securities in the 20-year-24-year maturity range. This was a change from the prior six-month period in which we concentrated on the purchase of similar couponed securities with shorter maturities. The steepness of the tax-

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

exempt yield curve made it advantageous to extend maturity to capture the available incremental yield. We maintained a slightly above-market neutral position throughout most of the period in response to the very positive financial environment engendered by falling equity markets and ongoing geopolitical unrest. With interest rates at historic lows, we will carefully monitor business conditions. Signs of a renewed, sustainable economic recovery would warrant a more defensive portfolio strategy and structure in an effort to preserve recent gains in the Fund's net asset value.

Going forward, we believe that municipal yields are near the bottom of their recent trading range and will begin to move toward a more neutral position during 2003. We believe that the inverted performance of bond and stock markets will continue over the near term. Additionally, the Federal Reserve Board is clearly in an anti-deflationary stance along with the European Central Bank, which should maintain short-term interest rates relatively unchanged in the coming months. We believe that the strategy of focusing on increasing portfolio yield and protecting price volatility remains correct.

In Conclusion

We appreciate your continuing interest in Merrill Lynch Pennsylvania Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ William R. Bock

William R. Bock
Vice President and Portfolio Manager

March 5, 2003

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective December 1, 2002, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                               Ten-Year/
                                                               6-Month         12-Month    Since Inception   Standardized
As of January 31, 2003                                      Total Return     Total Return    Total Return    30-Day Yield
=========================================================================================================================
ML Pennsylvania Municipal Bond Fund Class A Shares*             +2.63%          +6.88%          +79.88%          3.81%
-------------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class B Shares*             +2.37           +6.34           +70.97           3.46
-------------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class C Shares*             +2.32           +6.14           +59.04           3.36
-------------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class D Shares*             +2.58           +6.68           +66.03           3.71
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                          +3.16           +7.46        +88.71/+79.92         --
=========================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year / since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without     % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/03                              +6.88%            +2.61%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                            +4.97             +4.12
--------------------------------------------------------------------------------
Ten Years Ended 1/31/03                             +6.05             +5.61
================================================================================
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                  % Return           % Return
                                                Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/03                              +6.34%            +2.34%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                            +4.44             +4.11
--------------------------------------------------------------------------------
Ten Years Ended 1/31/03                             +5.51             +5.51
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return           % Return
                                                 Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/03                              +6.14%            +5.14%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                            +4.33             +4.33
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                                     +5.76             +5.76
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 1/31/03                              +6.68%            +2.41%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                            +4.86             +4.01
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                                     +6.31             +5.79
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
William R. Bock, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Melvin R. Seiden, Trustee of Merrill Lynch Pennsylvania Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Seiden well in his retirement.
--------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                              Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--83.3%
------------------------------------------------------------------------------------------------------------------------------------
AAA         Aaa      $4,785    Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding
                               Bonds (MPB Associates Project), 7.70% due 12/01/2013 (d)                                      $ 5,995
------------------------------------------------------------------------------------------------------------------------------------
BBB+        Baa1      1,500    Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                               Bonds (USX Corporation), 6.10% due 7/15/2020                                                    1,519
------------------------------------------------------------------------------------------------------------------------------------
NR*         NR*       1,000    Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue
                               Bonds (Waterfront Project), Series A, 6.30% due 12/15/2018                                      1,084
------------------------------------------------------------------------------------------------------------------------------------
BBB+        NR*       1,000    Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village
                               Project), Series A, 6% due 10/01/2027                                                           1,008
------------------------------------------------------------------------------------------------------------------------------------
BBB         Baa2      1,000    Delaware County, Pennsylvania, Hospital Authority Revenue Bonds, GO (Crozer-Chester
                               Medical Center), 6.25% due 12/15/2022                                                           1,002
------------------------------------------------------------------------------------------------------------------------------------
NR*         Aaa       2,200    Downingtown, Pennsylvania, Area School District, GO, Refunding, 5.70%
                               due 3/01/2021 (a)                                                                               2,360
------------------------------------------------------------------------------------------------------------------------------------
NR*         NR*         920    Erie, Western Pennsylvania Port Authority Revenue Bonds, 6.875% due 6/15/2016                     927
------------------------------------------------------------------------------------------------------------------------------------
BBB+        Baa1      2,000    Lebanon County, Pennsylvania, Health Facilities Authority, Hospital Revenue Bonds
                               (Good Samaritan Hospital Project), 6% due 11/15/2035                                            1,970
------------------------------------------------------------------------------------------------------------------------------------
AAA         Aaa       3,000    Lehigh County, Pennsylvania, General Purpose Authority Revenue Bonds (Saint
                               Luke's Hospital--Bethlehem), 6.25% due 7/01/2022 (a)                                            3,070
------------------------------------------------------------------------------------------------------------------------------------
AAA         Aaa       2,000    Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue Refunding Bonds
                               (Pennsylvania Gas and Water Company Project), AMT, Series A, 7% due 12/01/2017 (a)              2,230
------------------------------------------------------------------------------------------------------------------------------------
                               Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                               (Lewiston Hospital):
AA          Baa1      2,550      6.40% due 7/01/2020                                                                           2,790
AA          Baa1      1,000      6.20% due 7/01/2030                                                                           1,074
------------------------------------------------------------------------------------------------------------------------------------
A           NR*       1,500    Montgomery County, Pennsylvania, Higher Education and Health Authority, Hospital
                               Revenue Bonds (Abington Memorial Hospital), Series A, 5.125% due 6/01/2032                      1,404
------------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Convention Center Revenue Refunding Bonds, Series A (e):
AAA         Aaa       1,555      6.70% due 9/01/2014                                                                           1,713
AAA         Aaa       2,500      6.75% due 9/01/2019                                                                           2,745
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Pennsylvania Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
DRIVERS  Derivative Inverse Tax-Exempt Receipts
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
RIB      Residual Interest Bonds
RITR     Residual Interest Trust Receipts
S/F      Single-Family

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                              Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (concluded)
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*        $1,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                               Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                          $  869
------------------------------------------------------------------------------------------------------------------------------------
A         Baa3        2,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (30th Station
                               Garage Project), AMT, 5.875% due 6/01/2033                                                      1,984
------------------------------------------------------------------------------------------------------------------------------------
BBB       Baa2        4,000    Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                               Bonds (Sun Company Inc.--R & M Project), AMT, Series A, 7.60% due 12/01/2024                    4,238
------------------------------------------------------------------------------------------------------------------------------------
AA+       Aa2         2,000    Pennsylvania HFA, Revenue Bonds, RIB, AMT, 10.544% due 4/01/2025 (f)                            2,068
------------------------------------------------------------------------------------------------------------------------------------
AA+       Aa2         1,160    Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 40, 6.90% due 4/01/2025               1,196
------------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT:
AA+       Aa2           800      Series 41B, 6.65% due 4/01/2025                                                                 826
AA+       Aa2         1,250      Series 59A, 5.80% due 10/01/2029                                                              1,290
------------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania State, GO (e):
NR*       Aaa         1,500      RIB, Series 465X, 10.06% due 10/01/2019 (f)                                                   1,803
AAA       Aaa         4,000      Refunding, First Series, 6% due 1/15/2017 (h)                                                 4,535
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,750    Pennsylvania State Higher Education Assistance Agency Revenue Bonds, 6.125% due
                               12/15/2010 (c)(e)                                                                               3,276
------------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania State Higher Educational Facilities Authority, College and University
                               Revenue Refunding Bonds:
AA        NR*         1,440      (University of the Arts), 5.75% due 3/15/2030                                                 1,505
A-        NR*         2,000      (Ursinus College), 5.90% due 1/01/2027                                                        2,145
------------------------------------------------------------------------------------------------------------------------------------
AA        NR*         1,000    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                               (Saint Joseph's University), 5.125% due 12/15/2022                                              1,016
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,820    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                               Bonds, Series B, 5.50% due 10/01/2021 (d)                                                       1,951
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7%
                               due 5/15/2020 (b)(e)                                                                            2,499
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         3,000    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital
                               Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due12/01/2019 (b)                  3,727
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,400    Philadelphia, Pennsylvania, School District, GO, Series A, 5.75% due 2/01/2030 (d)              4,736
------------------------------------------------------------------------------------------------------------------------------------
A-        NR*         2,000    Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds (Guthrie Health),
                               Series A, 5.875% due 12/01/2031                                                                 2,040
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aa3         2,745    South Central Pennsylvania, General Authority, Revenue Refunding Bonds (Wellspan
                               Health Obligated), 5.625% due 5/15/2026                                                         2,814
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,500    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital
                               Projects and Equipment Program), 6.15% due 12/01/2029 (a)                                       1,741
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                              Issue                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--9.3%
-----------------------------------------------------------------------------------------------------------------------------------
A         A1         $  930    Children's Trust Fund, Puerto Rico, Tobacco Settlement Revenue Bonds,
                               5.625% due 5/15/2043                                                                         $   884
-----------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Commonwealth, GO (f):
A-        Aaa         2,370      RIB, Series 703X, 9.693% due 7/01/2021 (j)                                                   2,965
AAA       NR*         1,750      Refunding, DRIVERS, Series 232, 9.669% due 7/01/2017 (i)                                     2,210
AAAr      Aaa         2,000      Refunding, RITR, Class R, Series 3, 11.357% due 7/01/2016 (e)                                2,581
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
BBB-      Baa3        1,000    Virgin Islands Government Refinery Facilities Revenue Bonds (Hovensa Coker Project),
                               AMT, 6.50% due 7/01/2021                                                                       1,004
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost--$80,888)--93.7%                                                  86,794
-----------------------------------------------------------------------------------------------------------------------------------

                      Shares
                       Held                                           Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
                        900    CMA Pennsylvania Municipal Money Fund (g)                                                        900
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Common Stock (Cost--$900)--1.0%                                                            900
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$81,788)--94.7%                                                                                     87,694

Variation Margin on Financial Futures Contracts**--0.0%                                                                         (12)

Other Assets Less Liabilities--5.3%                                                                                           4,871
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $92,553
                                                                                                                            =======
-----------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   Prerefunded.
(d)   FSA Insured.
(e)   MBIA Insured.
(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2003.
(g) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                               Net Share       Net      Dividend
      Affiliate                                Activity       Cost       Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal
      Money Fund                                  900         $900         $2
      --------------------------------------------------------------------------

(h) All or a portion of security held as collateral in connection with open financial futures contracts.
(i)   XLCapital Insured.
(j)   FGICInsured.
*     Not Rated.
**    Financial futures contracts sold as of January 31, 2003 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                                     Expiration
      Contracts                 Issue                  Date             Value
      --------------------------------------------------------------------------

         125             U.S. Treasury Bonds         March 2003        $14,268
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Sold
      (Total Contract Price--$13,833)                                  $14,268
                                                                       =======
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2003

Assets:              Investments, at value (identified cost--$81,788,429) ......................                  $87,693,509
                     Cash ......................................................................                       58,318
                     Receivables:
                       Securities sold .........................................................   $ 3,770,640
                       Interest ................................................................     1,115,649
                       Beneficial interest sold ................................................       149,984
                       Dividends ...............................................................         1,852      5,038,125
                                                                                                   -----------
                     Prepaid registration fees .................................................                        9,344
                                                                                                                  -----------
                     Total assets ..............................................................                   92,799,296
                                                                                                                  -----------
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Dividends to shareholders ...............................................        69,890
                       Beneficial interest redeemed ............................................        68,963
                       Investment adviser ......................................................        47,913
                       Distributor .............................................................        29,475
                       Variation margin ........................................................        11,718        227,959
                                                                                                   -----------
                     Accrued expenses ..........................................................                       18,629
                                                                                                                  -----------
                     Total liabilities .........................................................                      246,588
                                                                                                                  -----------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ................................................................                  $92,552,708
                                                                                                                  ===========
-----------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized .........................................................                  $   101,860
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized .........................................................                      447,010
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized .........................................................                      102,061
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized .........................................................                      177,761
                     Paid-in capital in excess of par ..........................................                   88,909,760
                     Undistributed investment income--net ......................................   $    56,333
                     Accumulated realized capital losses on investments--net ...................    (2,712,141)
                     Unrealized appreciation on investments--net ...............................     5,470,064
                                                                                                   -----------
                     Total accumulated earnings--net ...........................................                    2,814,256
                                                                                                                  -----------
                     Net assets ................................................................                  $92,552,708
                                                                                                                  ===========
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $11,373,488 and 1,018,596 shares
                     of beneficial interest outstanding ........................................                  $     11.17
                                                                                                                  ===========
                     Class B--Based on net assets of $49,911,217 and 4,470,102 shares
                     of beneficial interest outstanding ........................................                  $     11.17
                                                                                                                  ===========
                     Class C--Based on net assets of $11,396,279 and 1,020,605 shares
                     of beneficial interest outstanding ........................................                  $     11.17
                                                                                                                  ===========
                     Class D--Based on net assets of $19,871,724 and 1,777,606 shares
                     of beneficial interest outstanding ........................................                  $     11.18
                                                                                                                  ===========
-----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

Statement of Operations

                                                                                            For the Six Months Ended
                                                                                                    January 31, 2003
--------------------------------------------------------------------------------------------------------------------
Investment Income:   Interest ..........................................................                 $ 2,754,643
                     Dividends .........................................................                       1,852
                                                                                                         -----------
                     Total income ......................................................                   2,756,495
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ..........................................   $ 260,352
                     Account maintenance and distribution fees--Class B ................     132,625
                     Accounting services ...............................................      41,270
                     Professional fees .................................................      38,418
                     Account maintenance and distribution fees--Class C ................      31,428
                     Printing and shareholder reports ..................................      22,793
                     Transfer agent fees--Class B ......................................      16,775
                     Registration fees .................................................      15,185
                     Account maintenance fees--Class D .................................       9,545
                     Trustees' fees and expenses .......................................       5,816
                     Transfer agent fees--Class D ......................................       5,254
                     Custodian fees ....................................................       3,768
                     Pricing fees ......................................................       3,545
                     Transfer agent fees--Class C ......................................       3,359
                     Transfer agent fees--Class A ......................................       3,307
                     Other .............................................................       6,561
                                                                                           ---------
                     Total expenses before reimbursement ...............................     600,001
                     Reimbursement of expenses .........................................      (1,465)
                                                                                           ---------
                     Total expenses after reimbursement ................................                     598,536
                                                                                                         -----------
                     Investment income--net ............................................                   2,157,959
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net .................................                     816,964
Unrealized           Change in unrealized appreciation/depreciation on investments--net                     (757,296)
Gain (Loss) on                                                                                           -----------
Investments--Net:    Total realized and unrealized gain on investments--net ............                      59,668
                                                                                                         -----------
                     Net Increase in Net Assets Resulting from Operations ..............                $ 2,217,627
                                                                                                         ===========
--------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

Statements of Changes in Net Assets

                                                                                           For the Six         For the
                                                                                          Months Ended       Year Ended
                                                                                           January 31,         July 31,
Increase (Decrease) in Net Assets:                                                             2003              2002
------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ............................................   $  2,157,959     $  4,121,694
                     Realized gain on investments--net .................................        816,964          903,353
                     Change in unrealized appreciation/depreciation on investments--net        (757,296)         455,837
                                                                                           ------------     ------------
                     Net increase in net assets resulting from operations ..............      2,217,627        5,480,884
                                                                                           ------------     ------------
------------------------------------------------------------------------------------------------------------------------
Dividends to         Investment income--net:
Shareholders:          Class A .........................................................       (296,970)        (635,828)
                       Class B .........................................................     (1,171,568)      (2,484,553)
                       Class C .........................................................       (226,353)        (325,975)
                       Class D .........................................................       (461,121)        (669,652)
                                                                                           ------------     ------------
                     Net decrease in net assets resulting from dividends
                     to shareholders ...................................................     (2,156,012)      (4,116,008)
                                                                                           ------------     ------------
------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net increase (decrease) in net assets derived from beneficial
Transactions:        interest transactions .............................................        361,784       (2,193,671)
                                                                                           ------------     ------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ...........................        423,399         (828,795)
                     Beginning of period ...............................................     92,129,309       92,958,104
                                                                                           ------------     ------------
                     End of period* ....................................................   $ 92,552,708     $ 92,129,309
                                                                                           ============     ============
------------------------------------------------------------------------------------------------------------------------
                    *Undistributed investment income--net ..............................   $     56,333     $     54,386
                                                                                           ============     ============
------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

Financial Highlights

                                                                                              Class A
                                                               --------------------------------------------------------------------
                                                                For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.           Ended                      For the Year Ended July 31,
                                                                Jan. 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2003            2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $    11.16      $    10.99    $    10.54    $    10.90    $    11.52
Operating                                                      ----------      ----------    ----------    ----------    ----------
Performance:         Investment income--net .................         .28+            .54           .54           .54           .54
                     Realized and unrealized gain (loss) on
                     investments--net .......................         .01             .17           .45          (.30)         (.38)
                                                               ----------      ----------    ----------    ----------    ----------
                     Total from investment operations .......         .29             .71           .99           .24           .16
                                                               ----------      ----------    ----------    ----------    ----------
                     Less dividends and distributions:
                       Investment income--net ...............        (.28)           (.54)         (.54)         (.54)         (.54)
                       Realized gain on investments--net ....          --              --            --            --          (.16)
                       In excess of realized gain on
                       investments--net .....................          --              --            --          (.06)         (.08)
                                                               ----------      ----------    ----------    ----------    ----------
                     Total dividends and distributions ......        (.28)           (.54)         (.54)         (.60)         (.78)
                                                               ----------      ----------    ----------    ----------    ----------
                     Net asset value, end of period .........  $    11.17      $    11.16    $    10.99    $    10.54    $    10.90
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        2.63%++         6.61%         9.63%         2.44%         1.38%
Return:**                                                      ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement .........         .89%*           .90%          .84%          .81%          .80%
Net Assets:                                                    ==========      ==========    ==========    ==========    ==========
                     Expenses ...............................         .89%*           .90%          .84%          .81%          .80%
                                                               ==========      ==========    ==========    ==========    ==========
                     Investment income--net .................        4.93%*          4.88%         5.03%         5.20%         4.80%
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $   11,374      $   12,104    $   13,578    $   14,494    $   19,536
Data:                                                          ==========      ==========    ==========    ==========    ==========
                     Portfolio turnover .....................       18.50%          30.23%        73.23%        51.32%        43.18%
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

Financial Highlights (continued)

                                                                                              Class B
                                                               --------------------------------------------------------------------
                                                                For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.           Ended                      For the Year Ended July 31,
                                                                Jan. 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2003            2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $    11.16      $    10.99    $    10.54    $    10.90    $    11.53
Operating                                                      ----------      ----------    ----------    ----------    ----------
Performance:         Investment income--net .................         .25+            .48           .49           .48           .49
                     Realized and unrealized gain (loss) on
                     investments--net .......................         .01             .17           .45          (.30)         (.39)
                                                               ----------      ----------    ----------    ----------    ----------
                     Total from investment operations .......         .26             .65           .94           .18           .10
                                                               ----------      ----------    ----------    ----------    ----------
                     Less dividends and distributions:
                       Investment income--net ...............        (.25)           (.48)         (.49)         (.48)         (.49)
                       Realized gain on investments--net ....          --              --            --            --          (.16)
                       In excess of realized gain on
                       investments--net .....................          --              --            --          (.06)         (.08)
                                                               ----------      ----------    ----------    ----------    ----------
                     Total dividends and distributions ......        (.25)           (.48)         (.49)         (.54)         (.73)
                                                               ----------      ----------    ----------    ----------    ----------
                     Net asset value, end of period .........  $    11.17      $    11.16    $    10.99    $    10.54    $    10.90
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        2.37%++         6.07%         9.07%         1.92%          .78%
Return:**                                                      ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement .........        1.40%*          1.40%         1.35%         1.32%         1.31%
Net Assets:                                                    ==========      ==========    ==========    ==========    ==========
                     Expenses ...............................        1.40%*          1.40%         1.35%         1.32%         1.31%
                                                               ==========      ==========    ==========    ==========    ==========
                     Investment income--net .................        4.42%*          4.36%         4.52%         4.69%         4.29%
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $   49,911      $   54,421    $   60,252    $   68,723    $   93,164
Data:                                                          ==========      ==========    ==========    ==========    ==========
                     Portfolio turnover .....................       18.50%          30.23%        73.23%        51.32%        43.18%
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

Financial Highlights (continued)

                                                                                              Class C
                                                               --------------------------------------------------------------------
                                                                For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.           Ended                     For the Year Ended July 31,
                                                                Jan. 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2003            2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ..   $    11.16      $    10.99    $    10.54    $    10.90    $    11.53
Operating                                                      ----------      ----------    ----------    ----------    ----------
Performance:         Investment income--net ................          .25+            .47           .48           .47           .48
                     Realized and unrealized gain (loss) on
                     investments--net ......................          .01             .17           .45          (.30)         (.39)
                                                               ----------      ----------    ----------    ----------    ----------
                     Total from investment operations ......          .26             .64           .93           .17           .09
                                                               ----------      ----------    ----------    ----------    ----------
                     Less dividends and distributions:
                       Investment income--net ..............         (.25)           (.47)         (.48)         (.47)         (.48)
                       Realized gain on investments--net ...           --              --            --            --          (.16)
                       In excess of realized gain on
                       investments--net ....................           --              --            --          (.06)         (.08)
                                                               ----------      ----------    ----------    ----------    ----------
                     Total dividends and distributions .....         (.25)           (.47)         (.48)         (.53)         (.72)
                                                               ----------      ----------    ----------    ----------    ----------
                     Net asset value, end of period ........   $    11.17      $    11.16    $    10.99    $    10.54    $    10.90
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ....         2.32%++         5.96%         8.97%         1.82%          .68%
Return:**                                                      ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ........         1.50%*          1.51%         1.45%         1.42%         1.41%
Net Assets:                                                    ==========      ==========    ==========    ==========    ==========
                     Expenses ..............................         1.51%*          1.51%         1.45%         1.42%         1.41%
                                                               ==========      ==========    ==========    ==========    ==========
                     Investment income--net ................         4.33%*          4.27%         4.42%         4.60%         4.19%
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $   11,396      $    9,309    $    7,007    $    5,874    $    7,088
Data:                                                          ==========      ==========    ==========    ==========    ==========
                     Portfolio turnover ....................        18.50%          30.23%        73.23%        51.32%        43.18%
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                               Class D
                                                               --------------------------------------------------------------------
                                                                For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.           Ended                      For the Year Ended July 31,
                                                                Jan. 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2003            2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ..   $    11.17      $    11.00    $    10.55    $    10.92    $    11.54
Operating                                                      ----------      ----------    ----------    ----------    ----------
Performance:         Investment income--net ................          .28+            .53           .53           .53           .53
                     Realized and unrealized gain (loss) on
                     investments--net ......................          .01             .17           .45          (.31)         (.38)
                                                               ----------      ----------    ----------    ----------    ----------
                     Total from investment operations ......          .29             .70           .98           .22           .15
                                                               ----------      ----------    ----------    ----------    ----------
                     Less dividends and distributions:
                       Investment income--net ..............         (.28)           (.53)         (.53)         (.53)         (.53)
                       Realized gain on investments--net ...           --              --            --            --          (.16)
                       In excess of realized gain on
                       investments--net ....................           --              --            --          (.06)         (.08)
                                                               ----------      ----------    ----------    ----------    ----------
                     Total dividends and distributions .....         (.28)           (.53)         (.53)         (.59)         (.77)
                                                               ----------      ----------    ----------    ----------    ----------
                     Net asset value, end of period ........   $    11.18      $    11.17    $    11.00    $    10.55    $    10.92
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ....         2.58%++         6.50%         9.51%         2.25%         1.29%
Return:**                                                      ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ........          .99%*          1.00%          .95%          .91%          .90%
Net Assets:                                                    ==========      ==========    ==========    ==========    ==========
                     Expenses ..............................         1.00%*          1.00%          .95%          .91%          .90%
                                                               ==========      ==========    ==========    ==========    ==========
                     Investment income--net ................         4.84%*          4.78%         4.91%         5.09%         4.69%
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $   19,872      $   16,295    $   12,121    $    6,673    $    9,900
Data:                                                          ==========      ==========    ==========    ==========    ==========
                     Portfolio turnover ....................        18.50%          30.23%        73.23%        51.32%        43.18%
                                                               ==========      ==========    ==========    ==========    ==========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Pennsylvania Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the six months ended January 31, 2003, FAM reimbursed the Fund in the amount of $1,465.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class B ...................................         .25%                .25%
Class C ...................................         .25%                .35%
Class D ...................................         .10%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $   51               $  409
Class D ..............................               $  894               $9,680
--------------------------------------------------------------------------------

For the six months ended January 31, 2003, MLPF&S received contingent deferred sales charges of $17,772 and $821 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2003, the Fund reimbursed FAM $1,001 for certain accounting services.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2003 were $16,706,122 and $20,920,627, respectively.

Net realized gains (losses) for the six months ended January 31, 2003 and net unrealized gains (losses) as of January 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................        $   818,089        $ 5,905,080
Financial futures contracts ............             (1,125)          (435,016)
                                                -----------        -----------
Total ..................................        $   816,964        $ 5,470,064
                                                ===========        ===========
--------------------------------------------------------------------------------

As of January 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $5,905,813, of which $5,989,875 related to appreciated securities and $84,062 related to depreciated securities. The aggregate cost of investments at January 31, 2003 for Federal income tax purposes was $81,787,696.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $361,784 and $(2,193,671) for the six months ended January 31, 2003 and the year ended July 31, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2003                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................             28,634         $   323,148
Shares issued to share-
holders in reinvestment of
dividends ..............................             13,305             149,218
                                                -----------         -----------
Total issued ...........................             41,939             472,366
Shares redeemed ........................           (107,964)         (1,213,864)
                                                -----------         -----------
Net decrease ...........................            (66,025)        $  (741,498)
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2002                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            144,370         $ 1,589,151
Shares issued to share-
holders in reinvestment of
dividends ..............................             29,344             322,725
                                                -----------         -----------
Total issued ...........................            173,714           1,911,876
Shares redeemed ........................           (324,412)         (3,572,106)
                                                -----------         -----------
Net decrease ...........................           (150,698)        $(1,660,230)
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2003                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            195,944         $ 2,199,945
Shares issued to share-
holders in reinvestment of
dividends ..............................             51,902             582,081
                                                -----------         -----------
Total issued ...........................            247,846           2,782,026
Automatic conversion
of shares ..............................           (284,362)         (3,194,262)
Shares redeemed ........................           (370,037)         (4,159,210)
                                                -----------         -----------
Net decrease ...........................           (406,553)        $(4,571,446)
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2002                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            546,035         $ 6,010,548
Shares issued to share-
holders in reinvestment of
dividends ..............................            110,155           1,211,642
                                                -----------         -----------
Total issued ...........................            656,190           7,222,190
Automatic conversion
of shares ..............................           (548,706)         (6,045,097)
Shares redeemed ........................           (712,662)         (7,841,415)
                                                -----------         -----------
Net decrease ...........................           (605,178)        $(6,664,322)
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2003                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            242,654         $ 2,725,547
Shares issued to share-
holders in reinvestment of
dividends ..............................             11,221             125,850
                                                -----------         -----------
Total issued ...........................            253,875           2,851,397
Shares redeemed ........................            (67,452)           (765,114)
                                                -----------         -----------
Net increase ...........................            186,423         $ 2,086,283
                                                ===========         ===========
-------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2003

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2002                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            338,313         $ 3,725,702
Shares issued to share-
holders in reinvestment of
dividends ..............................             16,075             176,815
                                                -----------         -----------
Total issued ...........................            354,388           3,902,517
Shares redeemed ........................           (157,701)         (1,730,173)
                                                -----------         -----------
Net increase ...........................            196,687         $ 2,172,344
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended January 31, 2003                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            110,652         $ 1,241,483
Automatic conversion
of shares ..............................            284,086           3,194,262
Shares issued to share-
holders in reinvestment of
dividends ..............................             20,356             228,542
                                                -----------         -----------
Total issued ...........................            415,094           4,664,287
Shares redeemed ........................            (95,935)         (1,075,842)
                                                -----------         -----------
Net increase ...........................            319,159         $ 3,588,445
                                                ===========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 2002                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................             57,816         $   634,872
Automatic conversion
of shares ..............................            547,991           6,045,097
Shares issued to share-
holders in reinvestment of
dividends ..............................             29,116             320,670
                                                -----------         -----------
Total issued ...........................            634,923           7,000,639
Shares redeemed ........................           (277,985)         (3,042,102)
                                                -----------         -----------
Net increase ...........................            356,938         $ 3,958,537
                                                ===========         ===========
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended January 31, 2003.

6. Capital Loss Carryforward:

On July 31, 2002, the Fund had a net capital loss carryforward of $2,624,861, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Pennsylvania Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #11299--1/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

 Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003

By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003